Goodwill and other Intangibles Assets, Net Statement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 412	$ 432	$ 425
Goodwill, Translation Adjustments	(20)	7
Finite-Lived Customer Relationships, Gross	426	429
Finite-Lived Intangible Assets, Accumulated Amortization	(257)	(219)
Finite-Lived Trademarks, Gross	142	146
Finite-Lived Intangible Assets, Gross	750	761
Finite-Lived Patents, Gross	38	37
Intangible Assets, Net (Excluding Goodwill)	493	542
Amortization of Intangible Assets	43	45	43
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	44
Finite-Lived Intangible Assets, Amortization Expense, Year Two	44
Finite-Lived Intangible Assets, Amortization Expense, Year Three	41
Finite-Lived Intangible Assets, Amortization Expense, Year Four	41
Finite-Lived Intangible Assets, Amortization Expense, Year Five	41
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(146)	(124)
Finite-Lived Intangible Assets, Net	280	305
Trademarks [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(53)	(45)
Finite-Lived Intangible Assets, Net	89	101
Patents [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(14)	(12)
Finite-Lived Intangible Assets, Net	24	25
Unpatented Technology [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(44)	(38)
Finite-Lived Intangible Assets, Gross	144	149
Finite-Lived Intangible Assets, Net	100	111
Silicones [Member]
Goodwill [Line Items]
Goodwill	412	432	425
Goodwill, Translation Adjustments	(20)	7
Goodwill, Impaired, Accumulated Impairment Loss	700
Quartz [Member]
Goodwill [Line Items]
Goodwill	0	0	0
Goodwill, Translation Adjustments	0	0
Goodwill, Impaired, Accumulated Impairment Loss	$ 158